EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Denominators of Basic and Diluted Per Share Computations

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2015	2016	2017
Weighted average number of outstanding shares
Basic	11,052	11,052	11,052
Effect of dilutive securities
Employee share-based compensation	—	—	—
Diluted	11,052	11,052	11,052